SIGNIFICANT ACCOUNTING POLICIES (Details 1)	12 Months Ended
Dec. 31, 2012
Computers and peripheral equipment [Member] | Maximum [Member]
Property Plant Equipment Annual Depreciation Rate	33%
Computers and peripheral equipment [Member] | Minimum [Member]
Property Plant Equipment Annual Depreciation Rate	6%
Motor vehicles [Member]
Property Plant Equipment Annual Depreciation Rate	15%
Buildings [Member] | Maximum [Member]
Property Plant Equipment Annual Depreciation Rate	4%
Buildings [Member] | Minimum [Member]
Property Plant Equipment Annual Depreciation Rate	2%
Leasehold Improvements [Member]
Property Plant Equipment Annual Depreciation Rate	Over the shorter of the lease term or useful economic life